Basis of preparation and presentation (Details 5) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts payable	R$ 55,603	R$ 37,710
Loans and financing	R$ 514,113	R$ 285,853
Consolidated [member] | Amortized cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts receivable			R$ 57,185
Transactions with Related Parties			1,660
Trade accounts payable			48,518
Loans and financing			R$ 255,805